PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepaid expenses	5,516	4,468	717
Deposits	210,498	11,065	1,776
Staff advances	6,330	2,952	474
Subsidies receivable	8,104	8,881	1,425
Loans to third parties	22,400	-	-
Prepaid advertising fees	9,000	3,000	482
Others	3,351	4,782	768

	265,199	35,148	5,642

Deposits as of December 31, 2012 consist primarily of rental deposits, investment deposits and other miscellaneous deposits. A deposit of RMB6,200 (US$995) was placed with FAW-Volkswagen in connection with a bidding process for the construction of new exhibit halls. Another deposit of RMB4,865 (US$781) represents deposits for leasing certain buildings where the Group operates its dealership stores. During the year ended December 31, 2012, a deposit of RMB173,000 (US$27,768) in connection with a potential acquisition of an equity interest in an automobile dealership was refunded, as the acquisition was not ultimately consummated.

Subsidies receivable as of December 31, 2012 represents receivables due in connection with the PRC government's promotion of energy-efficient vehicles and an automobile manufacturer's promotion of an automobile insurance program and an automobile financing program.